Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Other Non-Current Assets [Abstract]
Rental deposit	[1]	$ 246,240	$ 263,250
Other non-current assets		$ 246,240	$ 263,250

[1]	On November 13, 2023, PAPA Health entered into a three-year warehouse lease agreement with a third-party, The Mugica Descendants Trust, pursuant to which PAPA Health was entitled to lease a warehouse space with a rental deposit of US$246,240 for business operation purposes. This operating lease has been resulted in ROU assets and lease liabilities which were disclosed in Note 7 Lease.